             Annual Notice of Securities Sold Pursuant to Rule 24F-2

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.


1.       Name and address of issuer:
         Total Return U.S. Treasury Fund, Inc.
         One South Street
         Baltimore, MD 21202
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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

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3.       Investment Company Act File Number:  811-5040

         Securities Act File Number:  33-12179

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4(a).    Last day of fiscal year for which this Form is filed:  October 31, 1998



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4(b). |_|  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
           (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).  |_| Check box if this is the last time the issuer will be filing this
           Form.

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5. Calculation of registration fee: (see attached Schedule A)

         (i)      Aggregate sale price of securities sold during
                  the fiscal year pursuant to section 24(f):                                                         $    0
                                                                                                               ------------

         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:                                    $57,907,621.00
                                                                                         --------------

        (iii)     Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration
                  fees payable to the Commission:                                        $77,072,611.00
                                                                                         --------------

         (iv)     Total available redemption credits [add
                  Items 5(ii) and 5(iii)]:                                                                 -$134,980,232.00
                                                                                                           ----------------

          (v)     Net sales -- if Item 5(i) is greater than Item --5(iv)
                  [subtract Item 5(iv) from Item 5(i)]:                                                         $
                                                                                                                 ----------
         (vi)     Redemption credits available for use in
                  future years                                                         $(134,980,232.00)
                                                                                       ----------------
                  --if Item 5(i) is less than Item 5(iv)
                  [subtract Item 5(iv) From Item 5(i)]:

        (vii)     Multiplier for determining registration fee (See
                  Instruction C.9):                                                                               x .000278
                                                                                                                  ---------

       (viii)     Registration fee due [multiply Item 5(v) by Item
                  5(vii)] (enter "0" if no fee is due):                                                            =$     0
                                                                                                                 ----------

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6.       Prepaid shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 4,385,701 shares @ $45,562,351.48. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 9,680,726 shares @ $89,747,172.76.

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7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                 +$
                                                                 ------------
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8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                  =$      0
                                                                    ----------
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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                  Method of Delivery:

                                            |_| Wire Transfer
                                            |_| Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/Joseph A. Finelli
                                    -------------------------------------------
                                     Joseph A. Finelli, Treasurer
                                    -------------------------------------------

Date January 15, 1999
     ----------------

  * Please print the name and title of the signing officer below the signature.

                      TOTAL RETURN U.S. TREASURY FUND, INC.

                                   SCHEDULE A

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                                                        SALES                                               REDEMPTIONS
=================================================================================================================================
                       Number                                Number of                              Number of         Aggregate
                     of Shares                                 Shares         Reinvested             Shares          Redemption
                        Sold            Sales Price          Reinvested          Value              Redeemed            Price
                        ----            -----------          ----------          -----              --------            -----
=================================================================================================================================
ISI Shares            1,567,913       $16,133,407.00           656,907       $6,725,045.00          3,140,348      $32,214,373.00
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Flag Class A
Shares                1,422,232        14,837,317.00           418,958        4,289,957.00          2,454,224       25,308,085.00
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Flag Class B
Shares                  313,798         3,234,727.00             5,893           60,838.00             37,386          385,163.00
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Front-End                                  73,776.03
Sales                                     207,284.45
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Commissions
Totals                3,303,943       $34,486,511.48         1,081,758      $11,075,840.00          5,631,958      $57,907,621.00
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1998 Aggregate Sales = 3,303,943 shares @ $34,486,511.48 + 1,081,758 shares @
$11,075,840.00 = 4,385,701 shares @ $45,562,351.48

By offsetting the Fund's sales in fiscal year 1998 (4,385,701 shares @ $45,562,351.48) with credits for registrations of prior net redemptions (14,066,427 shares @ $135,309,524.24), no shares were sold pursuant to Rule 24f-2 in the fiscal year ended October 31, 1998. Accordingly, no fee is due.